Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities Information
The assets and liabilities presented in the table below convey the size of KCDC’s direct and indirect investments at December 31, 2025, and December 31, 2024. As these investments represent unconsolidated VIEs, the assets and liabilities of the investments themselves are not recorded on our Consolidated Balance Sheets.

	Unconsolidated VIEs
Dollars in millions	Total Assets	Total Liabilities	Maximum Exposure to Loss
December 31, 2025
LIHTC investments	$11,212	$5,026	$2,913
December 31, 2024
LIHTC investments	$9,901	$4,468	$2,996
December 31, 2025.

	Unconsolidated VIEs
Dollars in millions	Total Assets	Total Liabilities	Maximum Exposure to Loss
December 31, 2025
Indirect investments	$1,858	$3	$10
December 31, 2024
Indirect investments	$2,352	$3	$15
The table below shows our assets and liabilities associated with these unconsolidated VIEs at December 31, 2025, and December 31, 2024.These assets are recorded in “accrued income and other assets,” “other investments,” “securities available for sale,” “held-to-maturity securities,” and “loans, net of unearned income” on our Consolidated Balance Sheets. Our maximum exposure to loss is equal to the value of the assets recorded. Of the total balance as of December 31, 2025, $74 million related to the purchase of senior notes from a securitization collateralized by sold indirect auto loans. In addition, where we only have a lending arrangement in the normal course of business with unconsolidated VIEs we present the balances related to the lending arrangements in Note 4 (“Asset Quality”).

	Other unconsolidated VIEs
Dollars in millions	Total Assets	Total Liabilities
December 31, 2025
Other unconsolidated VIEs	$508	$—
December 31, 2024
Other unconsolidated VIEs	$733	$1